Disposal of Subsidiaries and Discontinued Operation - Schedule of Assets and Liabilities of the Disposed Subsidiaries and Disposal Gain Recognized (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Assets and Liabilities of the Disposed Subsidiaries and Disposal Gain Recognized [Abstract]
Consideration	$ 751,647	$ 5,267,317
Less:
Total assets as of disposed date	2,819,978	3,097,606
Effect of exchange rate changes on cash and cash equivalents of Guangdong Yunjia	(47,582)
Total liabilities as of disposed date	(1,333,582)	(2,632,700)
Non-controlling interests	(687,167)
Gain on disposal of subsidiaries		$ 4,802,411